2016 OMNIBUS INCENTIVE PLAN (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Options which have been issued under the plan	2,332,000
Exercise price of options	$ 1.00
Maximum number of shares available for issuance under the Plan	5,000,000
2016 Omnibus Incentive Plan [Member]
Options which have been issued under the plan	2,332,000
Exercise price of options	$ 1.00
Stock options vested and outstanding	138,000
Maximum number of shares available for issuance under the Plan	2,668,000
2016 Omnibus Incentive Plan [Member] | Minimum [Member]
Stock options vesting monthly, per month	3,333
2016 Omnibus Incentive Plan [Member] | Maximum [Member]
Stock options vesting monthly, per month	17,000
2016 Omnibus Incentive Plan [Member] | Vesting annually on January 1, 2018 [Member]
Stock options vested in period	100,000